RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3. RELATED PARTY TRANSACTIONS
Nordic American Tankers Limited:
On November 18, 2013, NAT purchased 4,333,566 common shares for $65.0 million as part of a private placement (the "Private Placement"), on the same terms as other shareholders, making NAT the largest shareholder at the time with an ownership of 26%.

As compensation for NAT's assistance in the Private Placement the Company issued warrants, valued at $0.9 million, and agreed to pay a success fee of $1.5 million contingent upon a stock listing of the Company at the New York Stock Exchange. The success fee was charged to General and Administrative Costs in the statement of operations for the nine months ended September 30, 2014.

For further information on the warrants, please see Note 7.

After the public offering in June 2014, the distribution of a dividend in-kind in NAO shares by NAT, and subsequent purchase of NAO shares in the market, NAT's ownership is 19.6% of outstanding shares as of September 30, 2015.

The Company has a Management Agreement with Scandic American Shipping Ltd ("The Manager"). The Manager is wholly owned by NAT. The Manager has the daily administrative responsibility for the Company. Requirements to the Manager on certain aspects of the day-to-day operation are subject to the Company's objectives and policies as established by the Company's Board of Directors.

For its services under the Management Agreement, the Manager received a total compensation of $150,000 for each of 2014 and 2015, and all directly attributable costs related to the Company are reimbursed. For the nine months ended September 30, 2015 and September 30, 2014, an aggregate of $1.5 million and $1.4 million, respectively, for such costs incurred which was included in the General and Administrative cost.

In 2014 the Company entered into an agreement with an immediate family member of its Executive Chairman for the use of an asset owned by him for corporate and marketing activities.  The Company pays an annual fee for this agreement and fees associated with actual use. The cost of this arrangement for the nine months ended September 30, 2015 and September 30, 2014 was $0.1 million and $0.0 million, respectively, which are included in General and Administrative costs.  No amounts were due to the related party as of September 30, 2015 or December 31, 2014.